May 29, 2019
PF Emerging Markets Fund
PF Emerging Markets Fund

SUPPLEMENT DATED MAY 29, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2018

FOR CLASS P SHARES

This supplement revises the Pacific Funds Class P shares prospectus dated August 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes described in this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Emerging Markets Fund – In the Performance subsection, the following paragraph is added after the last paragraph:

Invesco Advisers, Inc. began managing the Fund on May 24, 2019. Another firm managed the Fund before that date.